Income Taxes - Summary of Components of Deferred Tax (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liabilities
Deferred tax liabilities	$ (1,416)	$ (1,457)
Net deferred tax liability	(1,416)	(1,457)	$ (195)
Non-capital losses carried forward [member]
Deferred tax assets
Deferred tax assets	5,690	2,400
SR&ED [member]
Deferred tax assets
Deferred tax assets	28	28
Inventory [member]
Deferred tax liabilities
Deferred tax liabilities	(1,989)	(51)
Property, plant and equipments [member]
Deferred tax liabilities
Deferred tax liabilities	(968)	(158)
Financing Fees [Member]
Deferred tax assets
Deferred tax assets	31
Equity Accounted Investments [Member]
Deferred tax liabilities
Deferred tax liabilities	(153)
Investment [member]
Deferred tax liabilities
Deferred tax liabilities	(91)	(696)
Health Canada License [member]
Deferred tax liabilities
Deferred tax liabilities	(2,978)	(2,962)
Biological assets [member]
Deferred tax liabilities
Deferred tax liabilities	$ (986)	$ (18)